Basis of Presentation - Additional Information (Detail) (Management Services [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Management Services [Member]
Basis Of Presentation [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.9	$ 2.0	$ 3.8	$ 3.9